Borrowings (Narrative) (Details)		1 Months Ended		12 Months Ended
	Jan. 17, 2020 USD ($)	Sep. 30, 2020 BRL (R$) installment	Oct. 31, 2018 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2020 USD ($)	Jan. 31, 2020 USD ($)	Oct. 31, 2018 USD ($)	Sep. 30, 2017 USD ($)
Disclosure Of Borrowings [Line Items]
Notional amount								$ 350,000,000		$ 425,000,000
Borrowings, maturity				September 21, 2024
Payments for debt issue costs				$ 7,507,000	$ 0	$ 0
Number of Installments | installment		3
Line of credit facilities, remaining borrowing capacity				$ 125,608,000
Debt issuance effective rate				6.90%
Borrowings				$ 784,586,000	$ 437,419,000
Maximum
Disclosure Of Borrowings [Line Items]
Ratio Of Net Debt To Adjusted EBITDA	3.25			3.25
Minimum
Disclosure Of Borrowings [Line Items]
Ratio Of Adjusted EBITDA To Interest	2.5			2.25
Notes 2027 [Member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate	5.50%
Notional amount	$ 350,000,000
Debt Instrument Issued Price, Percent	99.285%
Borrowings Yield Rate	5.625%
Payments for debt issue costs	$ 5,004,000
Debt issuance effective rate	5.88%
Borrowings				$ 352,113,000
Notes [Member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate										6.50%
Notional amount										$ 425,000,000
Payments for debt issue costs	$ 5,004,000			$ 6,683,000
Debt issuance effective rate	5.88%
Banco Santander [Member]
Disclosure Of Borrowings [Line Items]
Notional amount		R$ 19,410,000	R$ 77,640,000				$ 3,441,000		$ 20,000,000
Borrowings, interest rate basis			Interbank certificate of deposit
Banco Santander [Member] | Floating interest rate [member]
Disclosure Of Borrowings [Line Items]
Adjustment to base rate		3.55%	2.25%				3.55%		2.25%